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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               ---------------------------------

If amended report check here:      |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Form 13F File Number: 28-7232
                    -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.             President                     (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                       (Phone)


                                      /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                   May 9, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE
                                         ------------

Form 13F Information Table Entry Total:  29
                                         ------------

Form 13F Information Table Value Total: $165,200
                                         ------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ABBOT LABORATORIES         COMMON        002824100     4,734    90,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS           COMMON        025816109     6,349   155,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING  COMMON        053015103     6,701   115,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY         COMMON        084670108     8,532       120     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL-MYERS SQUIBB       COMMON        110122108     2,429    60,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
CINTAS CORP.               COMMON        172908105     5,485   110,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA COMPANY          COMMON        191216100     8,884   170,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC COMPANY   COMMON        291011104     3,443    60,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC                COMMON        313400301     5,386    85,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
GANNETT CO. INC.           COMMON        364730101     7,991   105,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC           COMMON        369604103     5,243   140,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO.               COMMON        375766102     5,102   150,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                 COMMON        437076102     5,347   110,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS TOOL WORKS        COMMON        452308109     5,426    75,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP.                COMMON        458140100     5,170   170,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP OF COS.  COMMON        460690100     6,685   195,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON          COMMON        478160104     9,093   140,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
M&T BANK CORP.             COMMON        55261F104     1,607    20,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORP.           COMMON        580135101     4,440   160,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO.                COMMON        589331107     5,182    90,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP.            COMMON        594918104     5,729    95,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
PFIZER                     COMMON        717081103     3,974   100,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
PITNEY BOWES INC.          COMMON        724479100     5,564   130,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE           COMMON        742718109     6,757    75,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SHERWIN-WILLIAMS CO.       COMMON        824348106     5,269   185,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
STATE STREET CORP.         COMMON        857477103     4,984    90,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
SYSCO CORPORATION          COMMON        871829107     7,008   235,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES            COMMON        931142103     7,355   120,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM. JR. CO.        COMMON        982526105     5,331   100,000     X                                  X
------------------------------------------------------------------------------------------------------------------------------------
         TOTAL                                       165,200
------------------------------------------------------------------------------------------------------------------------------------